Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 $ in Thousands	6 Months Ended
Jul. 31, 2024 USD ($)
Fair value measurements in Level 3 of the fair value inputs
Balance at the beginning	$ 35,146
Cash payments	(34,210)
Charges through profit or loss	541
Effect of movements in foreign exchange and other	(11)
Balance at the end	$ 1,466